Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)(a)	$653	$775,255

Aerospace & Defense — 3.9%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	715	762,469
3.25%, 03/01/28 (Call 12/01/27)	490	519,233
3.45%, 11/01/28 (Call 08/01/28)	460	492,738
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	1,107	1,269,220
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,691	1,975,306
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,691	1,859,457
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	2,855	3,313,028
6.70%, 08/01/28(a)	175	232,556
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	231	238,944
		10,662,951
Agriculture — 0.8%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	1,671	1,684,167
Philip Morris International Inc., 3.13%, 03/02/28
(Call 12/02/27)	529	581,218
		2,265,385
Airlines — 0.5%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	190	195,769
Series 2016-2, Class AA, 3.20%, 12/15/29	275	278,904
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	139	140,099
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	188	189,164
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	178	184,849
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	174	182,103
Series 2016-2, Class AA, 2.88%, 04/07/30	196	199,389
		1,370,277
Auto Manufacturers — 1.2%
American Honda Finance Corp.
2.00%, 03/24/28(a)	121	125,738
3.50%, 02/15/28	400	452,456
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	779	917,039
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	435	446,384
3.85%, 01/05/28 (Call 10/05/27)	470	521,239
Toyota Motor Corp., 3.67%, 07/20/28	497	570,079
Toyota Motor Credit Corp.
1.90%, 04/06/28	185	191,072
3.05%, 01/11/28	151	167,172
		3,391,179
Banks — 10.3%
Banco Santander SA
3.80%, 02/23/28	945	1,053,080
4.38%, 04/12/28(a)	870	1,004,354
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	65	66,092
3.00%, 10/30/28 (Call 07/30/28)(a)	675	748,183
3.40%, 01/29/28 (Call 10/29/27)	854	959,819
3.85%, 04/28/28	404	469,565

	Par
Security	(000)	Value

Banks (continued)
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	$1,180	$1,334,604
4.84%, 05/09/28 (Call 05/07/27)	1,775	2,014,572
Citigroup Inc.
4.13%, 07/25/28	2,019	2,294,533
6.63%, 01/15/28(a)	225	290,896
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	800	948,024
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	798	926,981
ING Groep NV, 4.55%, 10/02/28	1,145	1,357,558
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	170	218,800
KeyCorp., 4.10%, 04/30/28	818	952,610
Lloyds Banking Group PLC
4.38%, 03/22/28	1,525	1,764,562
4.55%, 08/16/28	1,035	1,216,642
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	1,131	1,294,961
4.05%, 09/11/28(a)	785	908,991
Mizuho Financial Group Inc., 4.02%, 03/05/28	1,065	1,225,474
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	587	671,440
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	725	808,788
4.05%, 07/26/28	1,110	1,295,881
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28(a)	471	527,770
3.94%, 07/19/28	539	618,335
4.31%, 10/16/28(a)	796	934,560
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	30	30,833
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	949	1,101,438
Westpac Banking Corp., 3.40%, 01/25/28	1,019	1,149,452
		28,188,798
Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	2,234	2,559,583
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	499	491,265
1.50%, 03/05/28(a)	365	370,968
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	699	782,915
4.65%, 11/15/28 (Call 08/15/28)	560	664,950
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	525	606,060
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,843	2,182,923
		7,658,664
Building Materials — 0.1%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)(a)	402	398,278

Chemicals — 1.9%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	515	623,650
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	2,034	2,442,590
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	622	734,787
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	440	516,630
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	687	784,719
		5,102,376
Commercial Services — 0.6%
Automatic Data Processing Inc., 1.70%, 05/15/28
(Call 03/15/28)	50	51,105
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	90	91,983
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	548	637,028

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	$672	$741,108
		1,521,224
Computers — 0.8%
Apple Inc., 1.20%, 02/08/28 (Call 12/08/27)	1,877	1,862,172
International Business Machines Corp., 6.50%, 01/15/28	245	319,536
		2,181,708
Cosmetics & Personal Care — 0.4%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	1,004	1,137,552

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)(a)	484	523,490
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)	524	600,913
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	465	526,422
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	1,211	1,370,380
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	541	562,223
3.20%, 01/25/28 (Call 10/25/27)	760	845,006
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	677	779,633
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	662	749,933
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	290	337,917
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	429	487,747
		6,783,664
Electric — 8.4%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	113	128,777
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	242	242,482
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	340	388,919
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	665	774,279
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	317	366,103
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	738	820,863
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	440	510,242
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	525	604,868
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	373	424,452
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	275	319,624
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	386	444,429
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	673	781,340
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	106	109,329
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	651	755,700
Series A, 6.00%, 12/01/28	180	231,806
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	577	661,248
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	475	540,949
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	381	412,455
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	854	987,514
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	110	126,706
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	326	330,160
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	330	364,729
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)(a)	545	589,614
Eversource Energy, Series M, 3.30%, 01/15/28
(Call 10/15/27)	517	571,600
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	405	459,995
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	430	500,142
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	440	501,899
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	644	717,107
	Par
Security	(000)	Value

Electric (continued)
3.90%, 11/01/28 (Call 08/01/28)	$389	$447,984
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	700	715,694
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	420	478,649
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28
(Call 08/15/28)(a)	706	811,879
Pacific Gas & Electric Co., 3.75%, 07/01/28	884	927,060
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	35	35,083
4.65%, 08/01/28 (Call 05/01/28)	275	305,178
Public Service Co. of Colorado, 3.70%, 06/15/28
(Call 12/15/27)	385	439,462
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	430	490,858
3.70%, 05/01/28 (Call 02/01/28)(a)	185	212,140
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)(b)	425	434,567
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	1,072	1,186,811
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)(a)	549	609,467
Southern Co. (The), Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	185	186,315
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	653	754,097
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	377	430,919
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	655	752,752
		22,886,246
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	541	606,039
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	274	303,729
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	619	690,921
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	680	808,928
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)(b)	255	256,084
		2,665,701
Environmental Control — 0.9%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	882	1,011,821
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	655	770,457
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	747	732,613
		2,514,891
Food — 2.4%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	1,018	1,167,778
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	1,259	1,512,512
7.00%, 10/01/28	360	480,719
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)(a)	1,449	1,679,695
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	55	55,935
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	753	881,078
Mondelez International Inc., 4.13%, 05/07/28
(Call 02/07/28)(a)	730	860,342
		6,638,059
Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28
(Call 01/01/28)	374	425,930
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	330	376,682
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	340	382,347
		1,184,959
Hand & Machine Tools — 0.4%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	280	321,040

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	$546	$647,135
		968,175
Health Care - Products — 1.0%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	516	512,006
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	504	581,959
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	682	797,544
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	703	797,350
		2,688,859
Health Care - Services — 1.8%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28
(Call 05/15/28)(a)	395	452,670
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)(a)	1,020	1,175,938
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	230	267,653
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	195	228,753
Sutter Health, Series 2018, 3.70%, 08/15/28
(Call 05/15/28)(a)	400	453,080
Toledo Hospital (The), Series B, 5.33%, 11/15/28	395	463,639
UnitedHealth Group Inc.
3.85%, 06/15/28	951	1,100,478
3.88%, 12/15/28	797	927,070
		5,069,281
Holding Companies - Diversified — 0.4%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	735	757,954
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	290	293,129
		1,051,083
Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)(a)	350	422,474
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	462	532,136
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	485	567,562
		1,522,172
Insurance — 3.3%
American International Group Inc., 4.20%, 04/01/28
(Call 01/01/28)	807	934,167
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	486	574,413
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	330	388,677
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	877	993,782
Cincinnati Financial Corp., 6.92%, 05/15/28	220	291,749
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,444	1,672,325
7.00%, 04/01/28(a)	150	194,850
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)(a)	551	641,496
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)	459	533,707
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	550	650,727
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	599	676,678
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	648	749,412
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	696	811,383
		9,113,366
Internet — 1.3%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	295	301,021
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	195	222,940
4.88%, 11/14/28 (Call 08/14/28)(a)	510	605,788
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	684	768,440
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	551	643,595
	Par
Security	(000)	Value

Internet (continued)
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	$1,002	$1,097,591
		3,639,375
Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	390	451,055

Lodging — 1.0%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	430	478,831
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	315	364,244
Series X, 4.00%, 04/15/28 (Call 01/15/28)	507	561,969
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	1,050	1,230,337
		2,635,381
Machinery — 1.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	50	57,750
John Deere Capital Corp.
1.50%, 03/06/28	166	167,374
3.05%, 01/06/28	591	654,308
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	365	406,358
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	420	491,694
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	1,198	1,404,128
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	437	446,885
		3,628,497
Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	634	725,632
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(a)	340	372,150
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	550	623,475
		1,721,257
Media — 4.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	961	1,067,853
4.20%, 03/15/28 (Call 12/15/27)	1,175	1,336,175
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)(a)	1,536	1,693,471
3.55%, 05/01/28 (Call 02/01/28)	964	1,084,529
4.15%, 10/15/28 (Call 07/15/28)	3,250	3,787,030
Discovery Communications LLC, 3.95%, 03/20/28
(Call 12/20/27)	1,635	1,838,574
TCI Communications Inc., 7.13%, 02/15/28	337	453,605
ViacomCBS Inc.
3.38%, 02/15/28 (Call 11/15/27)(a)	575	637,111
3.70%, 06/01/28 (Call 03/01/28)	541	607,684
Walt Disney Co. (The), 2.20%, 01/13/28	676	707,495
		13,213,527
Metal Fabricate & Hardware — 0.2%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	416	472,626

Mining — 0.3%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	668	913,724

Oil & Gas — 3.9%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	1,043	1,196,269
4.23%, 11/06/28 (Call 08/06/28)	1,625	1,895,823
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	692	786,181
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	526	601,376
ConocoPhillips, 4.30%, 08/15/28 (Call 05/15/28)(b)	689	806,729
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/23)(b)	280	309,414

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	$400	$448,696
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	894	1,007,779
Shell International Finance BV, 3.88%, 11/13/28
(Call 08/13/28)	1,442	1,668,596
TotalEnergies Capital SA, 3.88%, 10/11/28	1,071	1,239,736
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)(a)	667	762,301
		10,722,900
Packaging & Containers — 0.6%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	513	602,318
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)(a)	598	681,074
4.00%, 03/15/28 (Call 12/15/27)(a)	415	473,146
		1,756,538
Pharmaceuticals — 8.9%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	1,680	1,965,566
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	55	55,978
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	1,309	1,510,769
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	3,335	3,923,194
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	5,720	6,623,188
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	1,522	1,761,609
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	915	1,008,403
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	721	825,372
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	87	113,681
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	816	946,315
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	931	1,068,909
Pharmacia LLC, 6.60%, 12/01/28	535	727,012
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,061	1,220,521
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	1,585	1,927,931
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)(a)	677	779,004
		24,457,452
Pipelines — 4.2%
Enable Midstream Partners LP, 4.95%, 05/15/28
(Call 02/15/28)	605	698,696
Energy Transfer LP, 4.95%, 06/15/28 (Call 03/15/28)	1,000	1,166,070
Enterprise Products Operating LLC, 4.15%, 10/16/28
(Call 07/16/28)	1,005	1,164,554
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	1,275	1,470,139
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	1,187	1,333,915
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	782	901,161
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	499	550,512
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28
(Call 09/15/27)	1,262	1,433,834
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	281	369,959
TransCanada PipeLines Ltd., 4.25%, 05/15/28
(Call 02/15/28)	1,296	1,498,733
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28
(Call 12/15/27)	360	410,634
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	461	528,523
		11,526,730
Real Estate Investment Trusts — 6.6%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	80	80,622
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28
(Call 10/15/27)	465	530,890
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	525	603,199
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	580	572,176
3.60%, 01/15/28 (Call 10/15/27)	666	739,653
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc., 3.20%, 01/15/28
(Call 10/15/27)	$398	$437,135
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)(a)	989	1,170,056
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)	215	221,214
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	430	500,842
Crown Castle International Corp., 3.80%, 02/15/28
(Call 11/15/27)	1,080	1,214,762
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	734	861,811
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)(a)	539	620,459
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	392	390,714
2.00%, 05/15/28 (Call 03/15/28)	25	25,554
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	340	380,378
4.15%, 12/01/28 (Call 09/01/28)	436	507,064
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	265	265,419
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	500	601,330
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	310	343,465
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	225	255,670
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	250	295,478
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	286	289,000
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	438	512,841
National Retail Properties Inc., 4.30%, 10/15/28
(Call 07/15/28)	385	443,909
Omega Healthcare Investors Inc., 4.75%, 01/15/28
(Call 10/15/27)	530	606,113
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	260	289,643
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	375	434,618
Public Storage, 1.85%, 05/01/28 (Call 03/01/28)	175	179,317
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	308	348,825
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	355	404,349
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)	392	395,187
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	345	349,364
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	330	378,738
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	325	360,077
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)(a)	498	566,007
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	485	500,699
3.40%, 01/15/28 (Call 11/15/27)	596	657,233
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	625	724,456
		18,058,267
Retail — 4.2%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	25	25,071
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	633	741,300
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	623	722,375
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,264	1,450,845
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	172	168,670
3.90%, 12/06/28 (Call 09/06/28)	802	937,674
Lowe’s Companies Inc., 1.30%, 04/15/28 (Call 02/15/28)(a)	1,090	1,075,961
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	1,144	1,304,137
Nordstrom Inc., 6.95%, 03/15/28	25	29,592
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	565	661,655
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	679	764,377
4.00%, 11/15/28 (Call 08/15/28)	784	912,756
TJX Companies Inc. (The), 1.15%, 05/15/28
(Call 03/15/28)(a)	281	275,403

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	$2,183	$2,508,463
		11,578,279
Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	1,327	1,455,878
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	707	711,702
4.11%, 09/15/28 (Call 06/15/28)	1,847	2,084,654
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(b)	490	506,915
4.88%, 06/22/28 (Call 03/22/28)(b)	530	617,116
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	180	181,409
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)(b)	602	745,288
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	688	682,730
		6,985,692
Software — 2.3%
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)(a)	407	411,029
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)(a)	1,052	1,222,403
Oracle Corp., 2.30%, 03/25/28 (Call 01/25/28)	1,341	1,391,154
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	927	1,078,129
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	840	848,467
3.70%, 04/11/28 (Call 01/11/28)	1,158	1,324,694
		6,275,876
Telecommunications — 5.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,188	1,190,530
4.10%, 02/15/28 (Call 11/15/27)	2,250	2,582,843
British Telecommunications PLC, 5.13%, 12/04/28
(Call 09/04/28)	765	910,916
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	769	900,660
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)	1,627	1,668,293
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	991	1,020,036
4.33%, 09/21/28	3,884	4,558,962
Vodafone Group PLC, 4.38%, 05/30/28	2,776	3,250,141
		16,082,381
Transportation — 2.8%
Canadian National Railway Co., 6.90%, 07/15/28(a)	530	711,461
Canadian Pacific Railway Co., 4.00%, 06/01/28
(Call 03/01/28)	618	710,255
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	743	858,083
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	962	1,092,784
	Par/
	Shares
Security	(000)	Value

Transportation (continued)
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(a)	$606	$679,156
4.20%, 10/17/28 (Call 07/17/28)	467	547,777
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	465	520,949
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	745	852,206
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	1,420	1,641,605
		7,614,276
Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)(a)	195	216,413
4.55%, 11/07/28 (Call 08/07/28)(a)	438	516,761
		733,174
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28
(Call 06/01/28)(a)	548	627,772
United Utilities PLC, 6.88%, 08/15/28	25	32,713
		660,485
Total Corporate Bonds & Notes — 98.8%
(Cost: $256,490,840)		270,867,595

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	15,845	15,852,798
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	670	670,000
		16,522,798
Total Short-Term Investments — 6.1%
(Cost: $16,518,483)		16,522,798

Total Investments in Securities — 104.9%
(Cost: $273,009,323)		287,390,393

Other Assets, Less Liabilities — (4.9)%		(13,297,121)

Net Assets—100.0%		$274,093,272

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,913,303	$9,942,229	(a)	$—		$(1,562)	$(1,172)	$15,852,798	15,845	$21,108	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	701,000	—		(31,000	)(a)	—	—	670,000	670	162		—
						$(1,562)	$(1,172)	$16,522,798		$21,270		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$270,867,595	$—	$270,867,595
Money Market Funds	16,522,798	—	—	16,522,798
	$16,522,798	$270,867,595	$—	$287,390,393